Capital Management (Narrative) (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ 313,692	$ 732,265	$ 556,676